Significant accounting policies - Summary of depreciation method and the estimated useful lives (Details) - Buildings [member]	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets with indefinite useful life [line items]
Depreciation method	Straight-line
Useful lives	40 years